Related Party Disclosures (Details) - Schedule of Transactions that are Entered into with Related Parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Shareholder of the Company [Member]
Related Party Disclosures (Details) - Schedule of Transactions that are Entered into with Related Parties [Line Items]
Interest income on net investments in subleases
Revenue from a related party
Acquisition of a subsidiary			174,944
Copyright expenses
BMF Culture [Member]
Related Party Disclosures (Details) - Schedule of Transactions that are Entered into with Related Parties [Line Items]
Interest income on net investments in subleases		[1]	23
Revenue from a related party		[1]
Acquisition of a subsidiary		[1]
Copyright expenses		[1]
Naxos [Member]
Related Party Disclosures (Details) - Schedule of Transactions that are Entered into with Related Parties [Line Items]
Interest income on net investments in subleases		[2]
Revenue from a related party		[2]
Acquisition of a subsidiary		[2]
Copyright expenses	¥ 7,861	[2]	¥ 5,203	¥ 7,743

[1]	A director of the Company is the controlling shareholder of Rosenkavalier, the parent company of BMF Culture. BMF Culture became a subsidiary of the Group since February 29, 2020. Further details are disclosed in note 8 to the consolidated financial statements.
[2]	Naxos refers to Naxos Global Distribution Limited, Naxos Rights International Limited and their affiliates and subsidiaries, of which a director of the Company is the controlling shareholder.